Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets		$ 75,132			$ 67,738
Noncurrent assets		232,854			205,782
Current liabilities		67,171			54,916
Noncurrent liabilities		$ 90,274			$ 84,899
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 10,472			$ 15,850
Noncurrent assets	80			97
Current liabilities	6,480			4,053
Noncurrent liabilities	$ 45,431			$ 37,892
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €
Noncurrent assets | €
Current liabilities | €			312			180
Noncurrent liabilities | €